Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]
Goodwill
Goodwill	$ 2.5	[1]	$ 2.5	[1]
Impairment in the carrying value of goodwill	$ 0		$ 0		$ 0

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.